Average Annual Total Returns - VictoryShares USAA MSCI International Value Momentum ETF	VictoryShares USAA MSCI International Value Momentum ETF 1 Year	VictoryShares USAA MSCI International Value Momentum ETF Life of Fund		VictoryShares USAA MSCI International Value Momentum ETF After Taxes on Distributions 1 Year	VictoryShares USAA MSCI International Value Momentum ETF After Taxes on Distributions Life of Fund		VictoryShares USAA MSCI International Value Momentum ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares USAA MSCI International Value Momentum ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		MSCI World ex USA (Net) Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI World ex USA (Net) Index (reflects no deduction for fees, expenses or taxes.) Life of Fund	MSCI World ex USA Select Value Momentum Blend Index (reflects no deduction for fees, expenses or taxes.) 1 Year	MSCI World ex USA Select Value Momentum Blend Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	0.92%	(0.34%)	[1]	0.56%	(0.87%)	[1]	0.87%	(0.22%)	[1]	7.59%	4.98%	1.28%	(0.01%)

[1]	Inception date is October 24, 2017.